Regulatory Assets and Liabilities - Narrative (FY) (Details) $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 13, 2013 Instrument	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 31, 2013 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2011 USD ($) treasury_rate_lock	Mar. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)
Treasury Lock
Regulatory Assets and Liabilities [Line Items]
Number of instruments settled | Instrument	2
Postretirement costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets			$ 19,387		$ 19,387	$ 17,399		$ 16,902
Financing costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets			8,279		8,279	7,935		7,849
TCJA
Regulatory Assets and Liabilities [Line Items]
Regulatory liability			375,000		375,000	375,000			$ 348,600
Net retail portion of franchise taxes paid					26,400
Cleco Power
Regulatory Assets and Liabilities [Line Items]
Regulatory liability						4,700
Regulatory assets						1,000
Annual reduction to retail customer rates						$ 4,000
Cleco Power | Treasury Lock
Regulatory Assets and Liabilities [Line Items]
Number of treasury locks | treasury_rate_lock							2
Loss on settlements							$ 26,800
Cleco Power | Interest Rate Swap
Regulatory Assets and Liabilities [Line Items]
Loss on settlements				$ 3,300
Cleco Power | Mining costs
Regulatory Assets and Liabilities [Line Items]
Amortization period						11 years 6 months
Regulatory assets			1,274		1,274	$ 0
Cleco Power | Postretirement costs
Regulatory Assets and Liabilities [Line Items]
Amortization period						8 years
Regulatory assets			140,245		140,245	$ 151,543		147,889
Cleco Power | Tree trimming costs
Regulatory Assets and Liabilities [Line Items]
Maximum amount of costs approved to defer										$ 10,900
Regulatory assets			9,069		9,069	$ 11,341		11,384
Cleco Power | Training costs
Regulatory Assets and Liabilities [Line Items]
Amortization period						50 years
Regulatory assets			6,396		6,396	$ 6,241		6,202
Cleco Power | Surcredits, net
Regulatory Assets and Liabilities [Line Items]
Amortization period						4 years
Regulatory assets			289		289	$ 145		72
Cleco Power | AMI deferred revenue requirement
Regulatory Assets and Liabilities [Line Items]
Regulatory assets			3,681		3,681	3,136		3,000
Cleco Power | Emergency declarations
Regulatory Assets and Liabilities [Line Items]
Regulatory assets			2,980		2,980	$ 1,349		948
Cleco Power | Production O&M Expenses
Regulatory Assets and Liabilities [Line Items]
Amortization period						3 years
Retail jurisdictional portion						$ 45,000
Increase in other regulatory asset			8,000
Cleco Power | Production O&M Expenses | Maximum
Regulatory Assets and Liabilities [Line Items]
Regulatory assets						$ 23,000
Cleco Power | Acquisition costs or Transaction costs
Regulatory Assets and Liabilities [Line Items]
Amortization period						30 years
Regulatory assets			2,230		2,230	$ 2,124		2,098
Cleco Power | Acquisition costs or Transaction costs | Natural Gas Processing Plant
Regulatory Assets and Liabilities [Line Items]
Amortization period						35 years
Regulatory assets			938		938	$ 906		899
Cleco Power | Financing costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets			7,923		7,923	7,554		7,461
Cleco Power | Financing costs | Treasury Lock
Regulatory Assets and Liabilities [Line Items]
Regulatory assets							$ 7,400
Cleco Power | Financing costs | Interest Rate Swap
Regulatory Assets and Liabilities [Line Items]
Regulatory assets				$ 2,900
Cleco Power | Corporate franchise tax, net
Regulatory Assets and Liabilities [Line Items]
Regulatory liability						$ 1,145
Amortization period						12 months
Regulatory assets			1,416		1,416
Cleco Power | Energy efficiency
Regulatory Assets and Liabilities [Line Items]
Amortization period						4 years
Regulatory assets			2,585		2,585	$ 2,820		2,820
Cleco Power | Accumulated deferred fuel
Regulatory Assets and Liabilities [Line Items]
Regulatory assets			$ 20,112		$ 20,112	$ 22,910		$ 16,353
Percentage of total fuel cost regulated by the LPSC (in hundredths)						76.00%
Cleco Cajun | LPSC
Regulatory Assets and Liabilities [Line Items]
Regulatory liability						$ 800
Annual reduction to retail customer rates		$ 4,000